Parent Investment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Parent investment, net (Note 5)	$ 60,615,000	$ 47,991,000
OceanPal Inc. Predecessors
Parent investment, net (Note 5)			$ 140,925,220	$ 144,274,678